INCOME TAXES (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Current taxes:
Current taxes | ₪			₪ 10,069	₪ 3,918	₪ 4,067
Taxes in respect of prior years | ₪			160	141
Total Current taxes | ₪			10,229	4,059	4,067
Deferred taxes | ₪			(2,379)	1,851	1,260
Total Reconciliation of the statutory tax rate to the effective tax rate | ₪			₪ 7,850	₪ 5,910	₪ 5,327
US Dollars [Member]
Current taxes:
Current taxes | $		$ 2,686
Taxes in respect of prior years | $		43
Total Current taxes | $		2,729
Deferred taxes | $	[1]	(635)
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]	$ 2,094

[1]	Convenience Translation into US Dollars.